Ashmore Emerging Markets Equity Fund
Ashmore Emerging Markets Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ashmore Emerging Markets Equity Fund (USD $)		Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%	none	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none
Redemption Fee		none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ashmore Emerging Markets Equity Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	2.93%	2.93%	2.93%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		4.33%	5.08%	4.08%
Fee Waiver and/or Expense Reimbursement	[2]	(2.88%)	(2.88%)	(2.91%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45%	2.20%	1.17%
[1]	Other Expenses for Class A and Class C Shares have been restated to reflect those of the Institutional Class Shares.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.45%, for the Fund's Class C Shares exceed 2.20% and for the Fund's Institutional Class Shares exceed 1.17% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Ashmore Emerging Markets Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	665	1,520	2,387	4,606
Class C Shares	323	1,267	2,309	4,906
Institutional Class Shares	119	974	1,845	4,093

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Ashmore Emerging Markets Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	665	1,520	2,387	4,606
Class C Shares	223	1,267	2,309	4,906
Institutional Class Shares	119	974	1,845	4,093

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer's profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund's investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets. The Fund may invest in companies of any market capitalization.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund's portfolio, the Subadviser utilizes both a top-down process to identify and allocate/reallocate the Fund's assets among particular Emerging Market Countries and a bottom-up process to identify particular securities for investment within each selected Emerging Market Country.

The Subadviser's top-down process for selecting Emerging Market Countries takes into account various factors, including market factors, macro-economic factors, political factors, local market development and the applicable investment restrictions in the market.

The Subadviser also utilizes a proprietary, quantitative country allocation model to assist in the selection of particular Emerging Market Countries. The model makes use of long-term historical data on market fundamental ratios and macroeconomic data in the target Emerging Market Countries as well as earnings forecasts to estimate expected returns for each market and employs statistical techniques to produce a recommended country allocation. The model evaluates markets, in historical and prospective terms, taking into consideration interest, inflation and currency developments.

Following a determination of the Fund's allocation among Emerging Market Countries, the Subadviser uses a systematic, bottom-up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, market valuations, prospective growth prospects, international competitiveness, financial condition, asset backing and liquidity. Potential investments are then systematically screened for fundamental value based on a number of factors, including price/earnings ratio, price to book value ratio, earnings momentum, dividend yield and debt to equity ratio. The screening process is designed, in part, to avoid investments deemed by the Subadviser to have inadequate liquidity or unacceptable risk factors. The Subadviser then selects particular issuers in an effort to produce a broad portfolio of investments available to foreign investors in each selected Emerging Market Country.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund's cash position.
Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and Subadviser and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Subadviser anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
  Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
  Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
  IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund’s investment return depends on the ability of the Subadviser to manage the Fund’s portfolio successfully; there is a risk that the Subadviser may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year (after the Fund has had two full calendar years of investment operations) and comparing the Fund’s Institutional Class Shares’ performance with a broad measure of market performance. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class

Annual Total Returns for the calendar year in the bar chart above: 17.13%

The best calendar quarter return during the period shown above was 16.06% in the first quarter of 2012; the worst was -11.74% in the second quarter of 2012. The year-to-date performance through December 31, 2012 was 17.13%.
Average Annual Total Return (For the period ended December 31, 2012)
Average Annual Total Returns Ashmore Emerging Markets Equity Fund	1-Year	Since Inception	Inception Date
Institutional Class	17.13%	(3.34%)	Jun. 21, 2011
Institutional Class Return after taxes on distributions	16.93%	(3.55%)	Jun. 21, 2011
Institutional Class Return after taxes on distributions and sale of Fund shares	11.35%	(2.88%)	Jun. 21, 2011
Institutional Class MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.23%	(1.13%)	Jun. 21, 2011
Class A		(6.85%)	Feb. 24, 2012
Class A MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		1.31%	Feb. 24, 2012
Class C		10.62%	Aug. 23, 2012
Class C MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		8.92%	Aug. 23, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.